Nuveen Equity Long/Short Fund
Portfolio of Investments November 30, 2021
(Unaudited)
Shares Description (1) Value
LONG-TERM INVESTMENTS - 100.1%
COMMON STOCKS - 100.1%
Aerospace & Defense - 1.5%
4,000 Boeing Co(2) $ 791,400
23,000 Howmet Aerospace Inc 646,990
10,500 Textron Inc 743,400
Total Aerospace & Defense 2,181,790
Auto Components - 1.0%
9,500 Aptiv PLC(2) 1,523,325
Automobiles - 2.5%
19,000 General Motors Co(2) 1,099,530
2,175 Tesla Inc(2) 2,489,853
Total Automobiles 3,589,383
Banks - 2.9%
26,000 Fifth Third Bancorp 1,095,900
3,100 JPMorgan Chase & Co 492,373
15,000 US Bancorp 830,100
38,300 Wells Fargo & Co 1,829,974
Total Banks 4,248,347
Beverages - 0.8%
13,000 Monster Beverage Corp(2) 1,089,140
Biotechnology - 4.4%
17,300 AbbVie Inc 1,994,344
4,300 Alnylam Pharmaceuticals Inc(2) 790,340
17,300 Gilead Sciences Inc 1,192,489
7,200 Horizon Therapeutics Plc(2) 747,072
4,500 Seagen Inc(2) 720,000
5,300 United Therapeutics Corp(2) 1,004,350
Total Biotechnology 6,448,595
Building Products - 1.5%
28,600 Carrier Global Corp 1,547,832
8,200 Owens Corning 695,688
Total Building Products 2,243,520
Capital Markets - 1.7%
27,300 Bank of New York Mellon Corp 1,495,767
10,700 Morgan Stanley 1,014,574
Total Capital Markets 2,510,341
Chemicals - 1.9%
20,400 DuPont de Nemours Inc 1,508,784
3,900 Linde PLC 1,240,746
Total Chemicals 2,749,530
Communications Equipment - 1.5%
23,800 Cisco Systems Inc 1,305,192
10,300 Lumentum Holdings Inc(2) 893,731
Total Communications Equipment 2,198,923
Construction Materials - 0.8%
7,200 Eagle Materials Inc 1,110,384
Consumer Finance - 0.6%
5,700 Capital One Financial Corp 801,021
Diversified Financial Services - 0.6%
28,500 Equitable Holdings Inc 896,610

Nuveen Equity Long/Short Fund
(continued)
Portfolio of Investments
November 30, 2021
(Unaudited)

Shares   Description(1) Value
Electric Utilities - 0.7%
19,500 Alliant Energy Corp $ 1,068,405
Electrical Equipment - 1.0%
7,100 Hubbell Inc 1,389,470
Entertainment - 0.5%
4,800 Take-Two Interactive Software Inc(2) 796,224
Equity Real Estate Investment Trusts (REITs) - 4.2%
4,000 American Tower Corp 1,049,920
5,900 Extra Space Storage Inc 1,180,000
11,700 Prologis Inc 1,763,775
10,500 Regency Centers Corp 728,070
8,700 Simon Property Group Inc 1,329,708
Total Equity Real Estate Investment Trusts (REITs) 6,051,473
Food & Staples Retailing - 2.6%
3,400 Costco Wholesale Corp 1,833,892
13,700 Walmart Inc 1,926,631
Total Food & Staples Retailing 3,760,523
Food Products - 2.0%
16,100 Bunge Ltd 1,393,777
25,200 Mondelez International Inc 1,485,288
Total Food Products 2,879,065
Health Care Equipment & Supplies - 2.0%
39,500 Boston Scientific Corp(2) 1,503,765
12,800 Medtronic PLC 1,365,760
Total Health Care Equipment & Supplies 2,869,525
Health Care Providers & Services - 3.1%
3,200 Anthem Inc 1,299,936
4,200 Cigna Corp 805,980
5,400 UnitedHealth Group Inc 2,398,788
Total Health Care Providers & Services 4,504,704
Household Durables - 1.3%
26,500 Newell Brands Inc 568,955
6,300 Whirlpool Corp 1,371,762
Total Household Durables 1,940,717
Household Products - 2.2%
16,000 Procter & Gamble Co 2,313,280
8,400 Spectrum Brands Holdings Inc 840,840
Total Household Products 3,154,120
Industrial Conglomerates - 1.1%
8,000 Honeywell International Inc 1,617,920
Insurance - 1.4%
7,800 Chubb Ltd 1,399,866
7,600 Globe Life Inc 657,704
Total Insurance 2,057,570
Interactive Media & Services - 4.1%
1,585 Alphabet Inc(2) 4,498,151
4,500 Meta Platforms Inc(2) 1,460,070
Total Interactive Media & Services 5,958,221
Internet & Direct Marketing Retail - 2.9%
1,225 Amazon.com Inc(2) 4,296,161

Shares   Description(1) Value
IT Services - 3.2%
5,800 Accenture PLC $ 2,072,920
5,100 Mastercard Inc 1,606,092
5,300 PayPal Holdings Inc(2) 979,917
Total IT Services 4,658,929
Life Sciences Tools & Services - 4.2%
39,300 Avantor Inc(2) 1,551,564
6,300 Danaher Corp 2,026,332
5,000 IQVIA Holdings Inc(2) 1,295,650
2,700 West Pharmaceutical Services Inc 1,195,182
Total Life Sciences Tools & Services 6,068,728
Machinery - 2.2%
5,200 Cummins Inc 1,090,700
7,300 Oshkosh Corp 785,480
15,700 Westinghouse Air Brake Technologies Corp 1,393,689
Total Machinery 3,269,869
Media - 0.6%
17,000 Comcast Corp 849,660
Multiline Retail - 0.7%
4,100 Target Corp 999,744
Multi-Utilities - 1.4%
13,300 Ameren Corp 1,085,147
14,000 Dominion Energy Inc 996,800
Total Multi-Utilities 2,081,947
Oil, Gas & Consumable Fuels - 1.5%
7,200 Diamondback Energy Inc 768,456
4,400 Pioneer Natural Resources Co 784,608
10,400 Valero Energy Corp 696,176
Total Oil, Gas & Consumable Fuels 2,249,240
Personal Products - 0.6%
2,800 Estee Lauder Cos Inc 929,796
Pharmaceuticals - 2.5%
19,800 Merck & Co Inc 1,483,218
40,800 Pfizer Inc 2,192,184
Total Pharmaceuticals 3,675,402
Professional Services - 0.6%
5,700 Jacobs Engineering Group Inc 812,592
Real Estate Management & Development - 0.9%
14,000 CBRE Group Inc(2) 1,337,980
Road & Rail - 1.2%
7,700 Union Pacific Corp 1,814,428
Semiconductors & Semiconductor Equipment - 6.9%
11,000 Advanced Micro Devices Inc(2) 1,742,070
9,600 Applied Materials Inc 1,413,024
3,700 Broadcom Inc 2,048,616
1,600 Lam Research Corp 1,087,760
9,400 NVIDIA Corp 3,071,544
6,300 Wolfspeed Inc(2) 772,506
Total Semiconductors & Semiconductor Equipment 10,135,520
Software - 11.7%
3,200 Crowdstrike Holdings Inc(2) 694,848
8,200 Dolby Laboratories Inc 683,962
24,000 Dropbox Inc(2) 590,640
1,900 HubSpot Inc(2) 1,533,129
1,700 Intuit Inc 1,108,910

Nuveen Equity Long/Short Fund
(continued)
Portfolio of Investments
November 30, 2021
(Unaudited)

Shares   Description(1) Value
Software (continued)
19,800 Microsoft Corp $ 6,545,682
7,300 salesforce.com Inc(2) 2,080,208
2,700 ServiceNow Inc(2) 1,748,790
3,500 Synopsys Inc(2) 1,193,500
19,400 Teradata Corp(2) 842,348
Total Software 17,022,017
Specialty Retail - 3.4%
37,500 Gap Inc 619,875
2,900 Home Depot Inc 1,161,769
6,400 Lowe's Cos Inc 1,565,376
23,200 TJX Cos Inc 1,610,080
Total Specialty Retail 4,957,100
Technology Hardware, Storage & Peripherals - 3.6%
31,800 Apple Inc 5,256,540
Textiles, Apparel & Luxury Goods - 2.6%
11,600 Capri Holdings Ltd(2) 686,952
11,600 NIKE Inc 1,963,184
55,000 Under Armour Inc(2) 1,103,850
Total Textiles, Apparel & Luxury Goods 3,753,986
Trading Companies & Distributors - 1.0%
3,100 WW Grainger Inc 1,492,371
Wireless Telecommunication Services - 0.5%
7,000 T-Mobile US Inc(2) 761,670
Total Long-Term Investments (cost $115,980,579) 146,062,526
Principal
Amount (000) Description (1) Coupon Maturity Value
SHORT-TERM INVESTMENTS -  21.2%
REPURCHASE AGREEMENTS - 21.2%
$ 30,943 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 11/30/21,
repurchase price $30,943,119, collateralized by
$29,757,800, U.S. Treasury
Note, 2.375%, due 5/15/27, value $31,562,079
0.000% 12/01/21 $ 30,943,119
Total Short-Term Investments (cost $30,943,119) 30,943,119
Total Investments (cost $146,923,698) - 121.3% 177,005,645
Shares Description (1) Value
COMMON STOCKS SOLD SHORT - (28.9)%(3)
Aerospace & Defense - (1.2)%
(2,550) Axon Enterprise Inc(2) (430,415)
(9,000) BWX Technologies Inc (429,300)
(3,000) HEICO Corp (415,560)
(9,100) Mercury Systems Inc(2) (445,445)
Total Aerospace & Defense (1,720,720)
a a a a a a a a a
Airlines - (0.3)%
(9,200) United Airlines Holdings Inc(2) (388,792)
a a a a a a a a a
Beverages - (0.3)%
(6,300) Brown-Forman Corp (443,268)
a a a a a a a a a
Building Products - (0.6)%
(12,100) AZEK Co Inc(2) (474,562)
(3,200) Trex Co Inc(2) (424,864)
Total Building Products (899,426)
a a a a a a a a a
Capital Markets - (0.3)%
(7,000) Interactive Brokers Group Inc (516,740)
a a a a a a a a a

Shares Description(1) Value
Chemicals - (0.4)%
(1,000) Air Products and Chemicals Inc $ (287,440)
(1,500) Ecolab Inc (332,205)
Total Chemicals (619,645)
a a a a a a a a a
Commercial Services & Supplies - (0.3)%
(8,850) IAA Inc(2) (427,455)
a a a a a a a a a
Containers & Packaging - (0.5)%
(3,400) AptarGroup Inc (406,606)
(4,350) Ball Corp (406,508)
Total Containers & Packaging (813,114)
a a a a a a a a a
Diversified Consumer Services - (0.9)%
(3,450) Bright Horizons Family Solutions Inc(2) (424,178)
(14,700) Chegg Inc(2) (409,395)
(26,700) Mister Car Wash Inc(2) (428,802)
Total Diversified Consumer Services (1,262,375)
a a a a a a a a a
Electric Utilities - (0.7)%
(2,800) Duke Energy Corp (271,628)
(6,800) Edison International (443,904)
(4,700) Southern Co (287,170)
Total Electric Utilities (1,002,702)
a a a a a a a a a
Electronic Equipment, Instruments & Components - (0.3)%
(2,700) IPG Photonics Corp(2) (443,313)
a a a a a a a a a
Entertainment - (1.1)%
(5,600) Activision Blizzard Inc (328,160)
(7,300) Liberty Media Corp-Liberty Formula One(2) (444,716)
(1,700) Roku Inc(2) (386,937)
(47,000) Skillz Inc(2) (436,630)
Total Entertainment (1,596,443)
a a a a a a a a a
Equity Real Estate Investment Trusts (REITs) - (2.5)%
(1,800) Alexandria Real Estate Equities Inc (360,126)
(14,500) Americold Realty Trust (473,280)
(2,300) Digital Realty Trust Inc (385,802)
(13,000) Douglas Emmett Inc (426,010)
(20,500) Medical Properties Trust Inc (436,445)
(1,900) Mid-America Apartment Communities Inc (391,875)
(6,000) Realty Income Corp (407,520)
(8,000) Ventas Inc (375,360)
(10,000) Vornado Realty Trust (401,400)
Total Equity Real Estate Investment Trusts (REITs) (3,657,818)
a a a a a a a a a
Food & Staples Retailing - (0.5)%
(5,000) Sysco Corp (350,200)
(13,000) US Foods Holding Corp(2) (408,460)
Total Food & Staples Retailing (758,660)
a a a a a a a a a
Food Products - (1.4)%
(6,000) Beyond Meat Inc(2) (421,560)
(5,900) General Mills Inc (364,443)
(9,700) Hormel Foods Corp (401,580)
(6,700) Kellogg Co (409,906)
(5,600) McCormick & Co Inc/MD (480,592)
Total Food Products (2,078,081)
a a a a a a a a a
Gas Utilities - (0.3)%
(4,300) Atmos Energy Corp (388,376)
a a a a a a a a a

Nuveen Equity Long/Short Fund
(continued)
Portfolio of Investments
November 30, 2021
(Unaudited)

Shares Description(1) Value
Health Care Equipment & Supplies - (1.5)%
(1,400) ABIOMED Inc(2) $ (440,692)
(1,650) Penumbra Inc(2) (405,322)
(3,600) Quidel Corp(2) (531,216)
(1,450) ResMed Inc (369,533)
(1,800) STERIS PLC (393,354)
Total Health Care Equipment & Supplies (2,140,117)
a a a a a a a a a
Health Care Providers & Services - (1.1)%
(20,000) agilon health Inc(2) (440,000)
(7,200) Encompass Health Corp (414,864)
(11,000) Premier Inc (407,770)
(3,350) Universal Health Services Inc (397,745)
Total Health Care Providers & Services (1,660,379)
a a a a a a a a a
Health Care Technology - (0.6)%
(22,000) Change Healthcare Inc(2) (446,160)
(3,900) Teladoc Health Inc(2) (394,875)
Total Health Care Technology (841,035)
a a a a a a a a a
Hotels, Restaurants & Leisure - (1.4)%
(4,300) Caesars Entertainment Inc(2) (387,301)
(750) Domino's Pizza Inc (393,105)
(11,600) DraftKings Inc(2) (400,780)
(5,700) Hyatt Hotels Corp(2) (448,989)
(7,800) Yum China Holdings Inc (390,780)
Total Hotels, Restaurants & Leisure (2,020,955)
a a a a a a a a a
Household Products - (0.3)%
(4,300) Church & Dwight Co Inc (384,334)
a a a a a a a a a
Independent Power and Renewable Electricity Producers - (0.3)%
(16,700) AES Corp (390,446)
a a a a a a a a a
Insurance - (0.2)%
(3,500) Progressive Corp (325,290)
a a a a a a a a a
Internet & Direct Marketing Retail - (0.3)%
(1,675) Wayfair Inc(2) (415,132)
a a a a a a a a a
IT Services - (1.8)%
(3,600) Akamai Technologies Inc(2) (405,720)
(2,600) Broadridge Financial Solutions Inc (438,282)
(2,000) Cloudflare Inc(2) (376,480)
(1,800) Okta Inc(2) (387,414)
(8,300) Shift4 Payments Inc(2) (431,766)
(19,300) Switch Inc (527,855)
Total IT Services (2,567,517)
a a a a a a a a a
Life Sciences Tools & Services - (0.9)%
(17,400) Adaptive Biotechnologies Corp(2) (453,966)
(850) Bio-Techne Corp (401,225)
(7,700) QIAGEN NV(2) (424,501)
Total Life Sciences Tools & Services (1,279,692)
a a a a a a a a a
Machinery - (0.8)%
(5,600) Graco Inc (408,184)
(1,800) IDEX Corp (404,262)
(3,200) Xylem Inc/NY (387,552)
Total Machinery (1,199,998)
a a a a a a a a a
Media - (0.5)%
(240) Cable One Inc (425,294)
(2,300) Liberty Broadband Corp(2) (356,155)
Total Media (781,449)
a a a a a a a a a

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to
Shares Description(1) Value
Multiline Retail - (0.2)%
(1,500) Dollar General Corp $ (331,950)
a a a a a a a a a
Multi-Utilities - (0.2)%
(4,700) Consolidated Edison Inc (364,908)
a a a a a a a a a
Pharmaceuticals - (0.6)%
(15,000) Elanco Animal Health Inc(2) (431,100)
(10,900) Royalty Pharma PLC (433,493)
Total Pharmaceuticals (864,593)
a a a a a a a a a
Professional Services - (1.1)%
(4,900) CoStar Group Inc(2) (381,024)
(23,800) Dun & Bradstreet Holdings Inc(2) (452,200)
(5,200) Leidos Holdings Inc (457,132)
(3,500) TransUnion (389,165)
Total Professional Services (1,679,521)
a a a a a a a a a
Real Estate Management & Development - (0.3)%
(8,200) Zillow Group Inc(2) (445,014)
a a a a a a a a a
Semiconductors & Semiconductor Equipment - (0.7)%
(1,150) Analog Devices Inc (207,288)
(4,200) First Solar Inc(2) (435,120)
(2,600) Skyworks Solutions Inc (394,316)
Total Semiconductors & Semiconductor Equipment (1,036,724)
a a a a a a a a a
Software - (3.3)%
(7,300) Alteryx Inc(2) (485,231)
(1,000) ANSYS Inc(2) (391,480)
(4,000) Ceridian HCM Holding Inc(2) (437,600)
(2,000) Coupa Software Inc(2) (393,320)
(13,900) DoubleVerify Holdings Inc(2) (429,232)
(3,200) Five9 Inc(2) (455,456)
(3,800) Guidewire Software Inc(2) (442,092)
(26,600) Mandiant Inc(2) (451,402)
(19,000) Palantir Technologies Inc(2) (392,350)
(3,900) Pegasystems Inc (447,798)
(4,550) Zendesk Inc(2) (464,600)
Total Software (4,790,561)
a a a a a a a a a
Specialty Retail - (0.9)%
(3,000) CarMax Inc(2) (423,750)
(1,400) Carvana Co(2) (392,588)
(23,200) Petco Health & Wellness Co Inc(2) (444,744)
Total Specialty Retail (1,261,082)
a a a a a a a a a
Water Utilities - (0.3)%
(2,300) American Water Works Co Inc (387,711)
a a a a a a a a a
Total Common Stocks Sold Short (proceeds $44,207,700) (42,185,336)
Other Assets Less Liabilities - 7.6% 11,146,937
Net Assets - 100% $ 145,967,246

Nuveen Equity Long/Short Fund
(continued)
Portfolio of Investments
November 30, 2021
(Unaudited)

maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 146,062,526 $ – $ – $ 146,062,526
Short-Term Investments:
Repurchase Agreements – 30,943,119 – 30,943,119
Common Stocks Sold Short (42,185,336) – – (42,185,336)
Total
$ 103,877,190 $ 30,943,119 $ – $ 134,820,309
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Non-Income producing; issuer has not declared an ex-dividend date within the past twelve months.
(3) The Fund may pledge up to 100% of its eligible long-term investments in the Portfolio of Investments as collateral for Common Stocks Sold
Short. As of the end of the reporting period, long-term investments with a value of $75,581,713 have been pledged as collateral for Common
Stocks Sold Short.